Clayton Street Trust

Protective Life Dynamic Allocation Series – Conservative

Portfolio Protective Life Dynamic Allocation Series – Moderate

Portfolio Protective Life Dynamic Allocation Series – Growth Portfolio

(each a “Portfolio” and collectively, the “Portfolios”)

Supplement dated September 1, 2022

to each Portfolio’s currently effective Prospectus

and the Statement of Additional Information (“SAI”)

Effective immediately, the prospectus for the Portfolios is amended as follows:

1. Under “Pricing of Portfolio Shares” in the Shareholder’s Guide section of the Portfolios’ prospectus, the following information replaces the corresponding information in its entirety:

The per share NAV is computed by dividing the total value of a Portfolio’s securities and other assets, less liabilities, by the total number of outstanding shares of the Portfolio. The value of a Portfolio’s investment in an underlying ETF is based upon the closing price of such underlying ETF on the applicable exchange. A Portfolio’s NAV is calculated as of the close of the trading session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time) each day that the NYSE is open (“business day”). However, the time at which a Portfolio’s NAV is calculated may be changed if trading on the NYSE is restricted, the NYSE closes at a different time, or as permitted by the Securities and Exchange Commission (“SEC”). Foreign securities held by an underlying ETF may be traded on days and at times when the NYSE is closed and the NAV is therefore not calculated. Accordingly, the value of a Portfolio’s holdings may change on days that are not business days in the United States and on which you will not be able to purchase or redeem a Portfolio’s Shares.

All purchases and redemptions will be duly processed at the NAV next calculated after your request is received in good order by a Portfolio or its agents. In order to receive a day’s price, an order must be received in good order by a Portfolio or its agents by the close of the trading session of the NYSE.

Securities held by the Portfolios are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). To the extent available, equity securities are generally valued on the basis of readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. Most fixed-income securities are typically valued using an evaluated bid price supplied by an Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term instruments maturing within 60 days or less may be valued at amortized cost, which approximates market value. If a market quotation or evaluated price for a security is not readily available or is deemed unreliable, or if an event that is expected to affect the value of the security occurs after the close of the principal exchange or market on which the security is traded, and before the close of the NYSE, a fair value of the security will be determined in good faith by the Adviser pursuant to the Valuation Procedures. Such events include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a non-significant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. This type of fair valuation may be more commonly used with foreign equity securities, but it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are generally translated into U.S. dollar equivalents at the prevailing market rates. The Valuation Procedures provide for the use of systematic fair valuation models provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Due to the subjective nature of systematic fair valuation, the value of a particular security may be different from the last quoted market price. Systematic valuation may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Portfolio’s securities and the reflection of such change in the Portfolio’s NAV, as further described in the “Excessive Trading” section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in funds which do not invest in foreign securities, for example, when trading in a security held by a portfolio is halted and does not resume prior to the time the portfolio calculates its NAV (referred to as “stale pricing”).

Portfolios that hold thinly-traded securities, such as certain small-capitalization securities or high-yield fixed-income securities, may be subject to attempted use of arbitrage techniques. To the extent that the valuation of a security is different from the security’s market value, short-term arbitrage traders buying and/or selling shares of a Portfolio may dilute the NAV of the Portfolio, which negatively impacts long-term shareholders. The Valuation Procedures and the Trust’s excessive trading policies and procedures may not completely eliminate short-term trading.

The value of the securities of other mutual funds held by a Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation.

Effective immediately, the Portfolios’ SAI is amended as follows:

1. Under “Net Asset Value Determination” in the Shares of the Trust section of the Portfolios’ SAI, the following information replaces the corresponding information in its entirety:

As stated in the Portfolios’ Prospectus, the net asset value (“NAV”) of the Shares of each Portfolio is determined once each day the New York Stock Exchange (the “NYSE”) is open, as of the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The per share NAV for each Portfolio is computed by dividing the total value of securities and other assets of a Portfolio, less liabilities of such Portfolio, by the total number of outstanding Shares of such Portfolio.

Securities held by the Portfolios, including the underlying ETFs, are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Shares of underlying ETFs will be valued at their most recent closing price on an Exchange. Shares of money market funds held by a Portfolio will be valued at their net asset value. In determining NAV, equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is not current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter markets are generally valued at their latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the NYSE. The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value.

Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair valuation in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Valuation Procedures provide for the use of systematic fair valuation models provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

If an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, then that security may be valued in good faith under the Valuation Procedures.

If an error is discovered that impacts a Portfolio’s NAV calculation, the Adviser will take corrective action if necessary and appropriate pursuant to the Trust’s net asset value and shareholder account corrections policy.

2. Under “Committees of the Board” in the Trustees and Officers section of the Portfolios’ SAI, the following information replaces the corresponding information in its entirety:

	Summary of Functions	Members (Independent Trustees)	Number of Meetings Held during Last Fiscal Year Ended December 31, 2021

Audit and Pricing Committee

Reviews the financial reporting process, the system of internal controls over financial reporting, disclosure controls and procedures, and the audit process. The Committee’s review of the audit process includes, among other things, the appointment, compensation, and oversight of the Trust’s independent auditor and preapproval of all audit and nonaudit services.

Oversees the Adviser as valuation designee and reviews reports on fair valuation determinations and valuation methodologies regarding securities and investments held by the Portfolios pursuant to valuation procedures established by the Adviser and approved by the Board of Trustees, reviews other matters related to the pricing of securities, and approves changes to the valuation procedures.

		Jeffrey B. Weeden (Chair) Maureen T. Upton Clifford J. Weber	5

Please retain this Supplement with your records.

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